Fair Value Measurements - Financial assets and liabilities measured at fair value on a recurring basis (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 28, 2020	Dec. 26, 2020	Mar. 27, 2021	Dec. 28, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Decrease in contingent consideration liability	$ 4,400	$ 3,515
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		1,911	$ 1,448	$ 1,911
Interest rate swaps		(4,193)	(3,520)
Contingent consideration payable		(14,197)	(14,197)
Other accrued expenses
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration payable		(417)	(417)
Other non-current liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration payable		(13,780)	(13,780)
Level 1 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		1,911	1,448	$ 1,911
Interest rate swaps		0	0
Contingent consideration payable		0	0
Level 2 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		0	0
Interest rate swaps		(4,193)	(3,520)
Contingent consideration payable		0	0
Level 3 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		0	0
Interest rate swaps		0	0
Contingent consideration payable		$ (14,197)	$ (14,197)